Share capital and reserves, Summary (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Feb. 06, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share Capital [Abstract]
Share issue from public offering (in shares)		10,000,000
Proceeds from issuing shares		$ 0	$ 0	$ 15
Payments for share issue costs		$ 10,152	$ 0	$ 0
Dividend payable per share (in dollars per share)		$ 0	$ 0	$ 0
Ordinary Shares [Member]
Share Capital [Abstract]
Shares authorized (in shares)		40,000,000,000
Share price (in dollars per share)		$ 0.025
Ordinary Shares [Member] | Initial Public Offering [Member]
Share Capital [Abstract]
Share issue from public offering (in shares)	10,000,000
Par value (in dollars per share)	$ 15
Proceeds from issuing shares	$ 139,800
Payments for share issue costs	$ 10,200